CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Allowance for doubtful accounts (in dollars)	$ 100	$ 102	$ 71
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock, Shares Issued	4,231,154	0
Preferred Stock, Shares Outstanding	4,231,154	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	11,942,606	11,679,860	10,923,543
Common stock, shares outstanding	11,942,606	11,679,860	10,923,543